Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Inventories	The amounts in the accompanying interim unaudited consolidated balance sheets are analyzed as follows:
	June 30, 2022	December 31, 2021
Lubricants	1,794	1,448
Total	1,794	1,448